Deferred Underwriting Commission Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Deferred Underwriting Commission Payable [Abstract]
Deferred Underwriting Commission Payable

Note 10 - Deferred Underwriting Commission Payable

On December 21, 2023, the Company entered into a Satisfaction and Discharge of Indebtedness Agreement (the “Agreement”) with its underwriter in satisfaction of the $4,025,000 Deferred Underwriting Commission pursuant to the Underwriting Agreement dated November 15, 2021. In lieu of the Company tendering the full amount of the Deferred Underwriting Commission in cash, the underwriter agreed to accept: (1) $2,000,000 in cash at the time of the closing of the Business Combination, and (2) 3,375 unregistered ordinary shares of the Company (“Ordinary Shares”), which when multiplied by the $10.00 per share price agreed to between the Company and the underwriter (the “Agreed Share Price”) equals $2,025,000 (the “Original Aggregate Share Value”), to be issued and delivered to the underwriter at the closing of the Business Combination. Pursuant to Section 2.1 of the Agreement, the Company agreed to perform the following post-closing covenants if the lowest of the VWAP for a period of five (5) trading days immediately prior to the effectiveness date of the registration statement or prior to eligible date for release pursuant to Rule 144 is lower than the Agreed Share Value, the Company should compensate the underwriter either in cash or issuing additional ordinary shares in an amount equal to the difference between the aggregate VWAP value on any given date and the Original Aggregate Share Value (the “True-Up Obligation”).

As of September 30, 2024, the Company had finalized the settlement of the True-Up Obligation by agreeing to issue 10,754 ordinary shares to the underwriter. However, because the shares had not yet been legally issued as of the reporting date, the Company recorded a liability of approximately $1.5 million, representing the fair value of the shares to be issued. Upon issuance of the shares on May 22, 2025, the liability was reclassified to additional paid-in capital, with no income statement impact.

Note 10 - Deferred Underwriting Commission Payable

On December 21, 2023, the Company entered into a Satisfaction and Discharge of Indebtedness Agreement (the “Agreement”) with its underwriter in satisfaction of the $4,025,000 Deferred Underwriting Commission pursuant to the Underwriting Agreement dated November 15, 2021. In lieu of the Company tendering the full amount of the Deferred Underwriting Commission in cash, the underwriter agreed to accept: (1) $2,000,000 in cash at the time of the closing of the Business Combination, and (2) 202,500 unregistered ordinary shares of the Company (“Ordinary Shares”), which when multiplied by the $10.00 per share price agreed to between the Company and the underwriter (the “Agreed Share Price”) equals $2,025,000 (the “Original Aggregate Share Value”), to be issued and delivered to the underwriter at the closing of the Business Combination. Pursuant to Section 2.1 of the Agreement, the Company agreed to perform the following post-closing covenants if the lowest of the VWAP for a period of five (5) trading days immediately prior to the effectiveness date of the registration statement or prior to eligible date for release pursuant to Rule 144 is lower than the Agreed Share Value, the Company should compensate the underwriter either in cash or issuing additional ordinary shares in an amount equal to the difference between the aggregate VWAP value on any given date and the Original Aggregate Share Value (the “True-Up Obligation”).

As of September 30, 2024, the Company had finalized the settlement of the True-Up Obligation by agreeing to issue 645,135 ordinary shares to the underwriter. However, because the shares had not yet been legally issued as of the reporting date, the Company recorded a liability of approximately $1.5 million, representing the fair value of the shares to be issued. Upon issuance of the shares on May 22, 2025, the liability will be reclassified to additional paid-in capital, with no income statement impact.